Summary of Significant Accounting Policies - Recent Authoritative Guidance Narrative (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets	$ 28,447	$ 28,791	$ 0
Operating lease liability		28,757
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets		16,100
Operating lease liability		16,100
Cleco Power
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets		28,633	$ 0
Cleco Power | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets		15,900
Operating lease liability		$ 15,900